Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Business Description [Abstract]
Schedule of Subsidiaries	As of December 31, 2023, the Company’s subsidiaries are as follows:
Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Harden International Limited (“Harden HK”)	April 20, 2021	Hong Kong, PRC	100%	Investment Holding
Harwell Technologies Ltd. (“WOFE”)	May 13, 2021	Guangdong Province, PRC	100%	Technical service
Harden Machinery Ltd. (“Harden Machinery”)	May 10, 2010	Guangdong Province, PRC	100%	Manufacture of recycling equipment
Dr. Shredder Technologies Ltd. (“Dr. Shredder”)	September 29, 2017	Guangdong Province, PRC	55% owned subsidiary of Harden Machinery	Manufacture of recycling equipment